Form N-1A Cover	Jul. 22, 2026
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	BRIDGEWAY ETF TRUST
Entity Central Index Key	0002097519
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 22, 2026
Prospectus Date	Jul. 22, 2026